SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENT
Schedule of assumptions used to determine fair value of share options granted

	For the years ended December 31,
	2020	2021	2022
Risk-free interest rate	0.67%-0.72%	1.66%	4.25%
Expected volatility	51.9%-52.0%	52.2%	52.4%
Expected life of option (years)	10	10	10
Expected dividend yield	0.0%	0.0%	0.0%
Fair value per ordinary share	RMB21.60-23.10	RMB8.05-12.98	RMB1.96

Schedule of stock option activity

		Weighted average
		exercise price
	Number of options	per option
		US$
Outstanding at January 1, 2022	16,798,153	0.07
Granted	1,492,332	—
Exercised	(4,357,100)	—
Forfeited	(1,105,682)	0.45
Outstanding at December 31, 2022	12,827,703	0.05

Schedule of share options granted

	December 31, 2022
			Weighted
			average remaining
		Weighted	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	12,827,703	0.05	7.26	4,389
Exercisable	7,904,689	0.08	6.67	2,604
Expected to vest	4,923,014	—	8.21	1,784

Schedule of restricted stock units activity

RSUs
Unvested balance as of January 1, 2022	3,079,436
Granted	100,972
Forfeited	(213,700)
Vested	(1,268,408)
Unvested balance as of December 31, 2021	1,698,300

Schedule of total share-based compensation recognized

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	—	—	—
General and administrative	38,605	32,247	21,353
Research and development	23,978	42,677	23,585
Selling and marketing	2,571	8,198	4,169
Total share-based compensation expenses	65,154	83,122	49,107